NOTE 19: FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Note 19 Financial Instruments And Risk Management
Increase/decrease in monetary assets and liabilities	$ 12,577	$ 33,536
Cash balance	157,668	0
Current liabilities	$ 3,258,043	$ 5,436,664